Contingent liabilities and commitments	12 Months Ended
Dec. 31, 2018
Contingent liabilities and commitments [abstract]
Contingent liabilities and commitments

The notes included in this section focus on the Barclays Group’s accruals, provisions and contingent liabilities. Provisions are recognised for present obligations arising as consequences of past events where it is probable that a transfer of economic benefit will be necessary to settle the obligation, and it can be reliably estimated. Contingent liabilities reflect potential liabilities that are not recognised on the balance sheet.

26 Contingent liabilities and commitments

Accounting for contingent liabilities Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events, and present obligations where the transfer of economic resources is uncertain or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the likelihood of an outflow of economic resources is remote.

The following table summarises the nominal principal amount of contingent liabilities and commitments which are not recorded on-balance sheet:

	2018	2017[a]
	£m	£m
Guarantees and letters of credit pledged as collateral security	15,805	14,275
Performance guarantees, acceptances and endorsements	4,498	4,737
Total contingent liabilities	20,303	19,012
Less: Provisions for contingent liabilities	(45)	(27)
Total contingent liabilities net of provisions	20,258	18,985
Of which: Financial guarantees carried at fair value	4

Documentary credits and other short-term trade related transactions	1,741	812
Standby facilities, credit lines and other commitments	322,482	314,761
Total commitments	324,223	315,573
Less: Provisions for commitments	(226)	(52)
Total commitments net of provisions	323,997	315,521
Of which: Loan commitments carried at fair value	11,723

Note

a 2017 numbers are prepared on an IAS 39 basis.

Provisions held against contingent liabilities and commitments equal to £271m.

The Financial Services Compensation Scheme (the FSCS) is the UK’s government-backed compensation scheme for customers of authorised institutions that are unable to pay claims. The compensation paid out to customers is funded through loan facilities provided by HM Treasury to the FSCS which at 31 December 2018 has been completely repaid and has nil balance (2017: £4.7bn).

Further details on contingent liabilities relating to legal and competition and regulatory matters can be found in Note 27.